Summary of Significant Accounting Policies - Product warranties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Accrued warranty at beginning of the year	¥ 233,366	¥ 6,996
Warranty cost incurred	(22,558)	(8,258)	¥ (163)
Provision for warranty	631,537	234,628	7,159
Accrued warranty at end of the year	¥ 842,345	¥ 233,366	¥ 6,996